Subsequent Events (Details Narrative) - USD ($)	May 22, 2025	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 08, 2025	Apr. 01, 2025	Mar. 31, 2025	Mar. 07, 2025	Mar. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023
Subsequent Event [Line Items]
Aggregate deposit amount on trust account							$ 3,560,000			$ 3,270,000		$ 130,000	$ 130,000	$ 130,000
Promissory note										4,445,458	$ 1,757,255
Debt Instrument, Convertible, Conversion Price									$ 10.00
Third Party [Member]
Subsequent Event [Line Items]
Promissory note							$ 30,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Trust account deposit				$ 60,000	$ 60,000
Aggregate deposit amount on trust account		$ 360,000	$ 120,000
Outstanding loans								$ 2,000,000	$ 2,000,000
Debt Instrument, Convertible, Conversion Price								$ 10.00	$ 10.00
Subsequent Event [Member] | Three Tranches [Member]
Subsequent Event [Line Items]
Trust account deposit									$ 60,000
Aggregate deposit amount on trust account									$ 180,000
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Fee amount	$ 5,025,000
Deferred underwriting commission	4,025,000
Fee income	$ 1,000,000
Business combination shares issued	4,187,500
Subsequent Event [Member] | Third Party [Member]
Subsequent Event [Line Items]
Amount withdrawn from promissory note						$ 270,000
Promissory note						$ 300,000